Segment Reporting - Schedule of Financial Information Relating to the Group's Segments (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	¥ 280,521,620		¥ 270,359,414
Cost of revenues	(256,098,146)		(273,774,502)
Gross (loss) / profit	24,423,474		(3,415,088)
Operating expenses:
General and administrative expenses	(9,071,298)		(8,850,059)
Selling expenses	(9,082,773)		(3,850,752)
Provision for doubtful accounts, net	3,407,089		1,843,490
Impairment charges on long-lived assets			(963,867)
Lease termination loss			(310,673)
Lease termination gain (loss)	107,025
Research and development expenses	(625,657)		(502,278)
Total operating expenses	(15,265,614)		(12,634,139)
Operating (loss) /profit	9,157,860		(16,049,227)
Other income/(expenses):
Other income/(expense), net	527,424		80,754
Foreign exchange (loss) / gain, net	(19,033)		(1,721,464)
Interest expenses, net	122,141		(1,219,232)
Total other income/ (expenses), net	630,532		(2,859,942)
(Loss) / income before income tax expense	9,788,392		(18,909,169)
Share of income of equity method investees, net of tax
Segment assets	170,649,992		91,903,596
PRC & HK [Member] | Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	157,747,090		163,095,779
PRC & HK [Member] | Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	120,337,503		105,500,404
PRC & HK [Member] | Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	2,437,027		1,763,231
USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	4,087,698		3,104,500
Cost of revenues	(4,072,865)		(2,512,274)
Gross (loss) / profit	14,833		592,226
Operating expenses:
General and administrative expenses	(613,849)		(570,746)
Selling expenses
Provision for doubtful accounts, net	(124,628)		(2,615)
Impairment charges on long-lived assets
Lease termination loss
Lease termination gain (loss)
Research and development expenses
Total operating expenses	(738,477)		(573,361)
Operating (loss) /profit	(723,644)		18,865
Other income/(expenses):
Other income/(expense), net			(6,272)
Foreign exchange (loss) / gain, net	(1,996)
Interest expenses, net	(1,275)		(3,215)
Total other income/ (expenses), net	(3,271)		(9,487)
(Loss) / income before income tax expense	(726,915)		9,378
Share of income of equity method investees, net of tax	180,815
Segment assets	15,457,513		1,136,702
USA [Member] | Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	4,087,698		3,104,500
USA [Member] | Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
USA [Member] | Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Cost of revenues
Gross (loss) / profit
Operating expenses:
General and administrative expenses	(6,101,194)		(2,424,171)
Selling expenses
Provision for doubtful accounts, net
Impairment charges on long-lived assets
Lease termination loss
Lease termination gain (loss)
Research and development expenses
Total operating expenses	(6,101,194)		(2,424,171)
Operating (loss) /profit	(6,101,194)		(2,424,171)
Other income/(expenses):
Other income/(expense), net
Foreign exchange (loss) / gain, net	(688,025)
Interest expenses, net	(19,688)		(30,034)
Total other income/ (expenses), net	(707,713)		(30,034)
(Loss) / income before income tax expense	(6,808,907)		(2,454,205)
Share of income of equity method investees, net of tax
Segment assets	3,296,320		310,450
Corporate and Unallocated [Member] | Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Corporate and Unallocated [Member] | Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Corporate and Unallocated [Member] | Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	(3,981,013)		(2,856,405)
Cost of revenues	3,915,873		2,967,200
Gross (loss) / profit	(65,140)		110,795
Operating expenses:
General and administrative expenses	67,387
Selling expenses
Provision for doubtful accounts, net
Impairment charges on long-lived assets
Lease termination loss
Lease termination gain (loss)
Research and development expenses
Total operating expenses	67,387
Operating (loss) /profit	2,247		110,795
Other income/(expenses):
Other income/(expense), net
Foreign exchange (loss) / gain, net	(713,727)		1,256,674
Interest expenses, net
Total other income/ (expenses), net	(713,727)		1,256,674
(Loss) / income before income tax expense	(711,480)		1,367,469
Share of income of equity method investees, net of tax
Segment assets
Elimination [Member] | Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	(3,914,698)		(2,856,405)
Elimination [Member] | Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	(66,315)
Elimination [Member] | Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Consolidated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	280,628,305	$ 39,201,562	270,607,509
Cost of revenues	(256,255,138)	(35,796,823)	(273,319,576)
Gross (loss) / profit	24,373,167	3,404,739	(2,712,067)
Operating expenses:
General and administrative expenses	(15,718,954)	(2,195,814)	(11,844,976)
Selling expenses	(9,082,773)	(1,268,792)	(3,850,752)
Provision for doubtful accounts, net	3,282,461	458,534	1,840,875
Impairment charges on long-lived assets			(963,867)
Lease termination loss			(310,673)
Lease termination gain (loss)	107,025	14,951
Research and development expenses	(625,657)	(87,399)	(502,278)
Total operating expenses	(22,037,898)	(3,078,520)	(15,631,671)
Operating (loss) /profit	2,335,269	326,219	(18,343,738)
Other income/(expenses):
Other income/(expense), net	527,424	73,677	74,482
Foreign exchange (loss) / gain, net	(1,422,781)	(198,751)	(464,790)
Interest expenses, net	101,178	14,134	(1,252,481)
Total other income/ (expenses), net	(794,179)	(110,940)	(1,642,789)
(Loss) / income before income tax expense	1,541,090	215,279	(19,986,527)
Share of income of equity method investees, net of tax	180,815	25,258
Segment assets	189,403,825		93,350,748	$ 26,458,220
Consolidated [Member] | Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	157,920,090	22,060,192	163,343,874
Consolidated [Member] | Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	120,271,188	16,800,937	105,500,404
Consolidated [Member] | Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	¥ 2,437,027	$ 340,433	¥ 1,763,231